June 12, 2013

VIA EDGAR & OVERNIGHT DELIVERY

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, D.C. 20549

Attn: Ms. Maryse Mills-Apenteng

RE:	Kofax Limited

Amendment No. 3 to

Confidential Draft Registration Statement on Form F-1

Submitted on June 12, 2013

CIK No. 0001556884

Ladies and Gentlemen:

Kofax Limited (the “Company”) has today confidentially submitted with the Securities and Exchange Commission (the “Commission”) Amendment No. 3 to its Registration Statement on Form F-1 (as amended, the “Registration Statement”). On behalf of the Company, we respond to the comments raised by the staff (the “Staff”) of the Commission in the letter dated March 11, 2013 from Ms. Maryse Mills-Apenteng to Mr. Reynolds C. Bish. For your convenience, the Staff’s comments are included in this letter and are followed by the applicable response. All terms used but not defined herein have the meanings assigned to such terms in the Registration Statement.

Prospectus Summary

Who We Are, page 1

1.	We note your revised disclosure in response to prior comment 1. As noted in prior comment 1, the materials previously provided in response to comment 8 of our letter dated October 1, 2012 did not appear to directly support your prior claim that “many of [y]our users realize a return on investment within 12 to 18 months.” These materials also do not appear to support your current claim that “many of your users achieve a relatively quick return on investment.” Please revise.

Response:

The Company accepts the Staff’s comment and has deleted such disclosure on pages 1, 44 and 68 of the prospectus. The Company supplementally advises the Staff that it has revised the Business section of the prospectus to reflect recent changes to the Company’s products and services, including referencing new research reports issued by Forrester Research, Inc., a hard copies of which are being provided to the Staff concurrently with this letter.

2.	In the third paragraph of this section, you provide statistics comparing the twelve months ended June 30, 2009 to the twelve months ended December 31, 2012. Please include consistent twelve-month periods in the comparison and disclose your losses for the six months ended December 31, 2012. Note that the twelve-month comparative periods need not be consecutive.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on page 1 and 68 of the prospectus.

Risk Factors

“We rely on our channel partners for a significant portion of our revenue…,” page 17

3.	We note your response to prior comment 3. Here, and throughout your filing, please also quantify the percentage of revenue attributable to channel partners and direct sales for the six-month periods ended December 31, 2011 and December 31, 2012.

Response:

The Company acknowledges the Staff’s comment and supplementally advises the Staff that the Company has not formally prepared the analysis of the direct and indirect revenue for the six-month periods ended December 31, 2011 and December 31, 2012. The Company further advises the Staff that the Company does not anticipate the Registration Statement becoming effective before the inclusion of the Company’s fiscal 2013 results. The Company advises the Staff that it will update the percentage of revenue associated with channel partners and direct sales in future filings of the prospectus for all comparable interim and annual periods as applicable, that may be reported in the financial statements included in the Registration Statement at the time in which it is declared effective.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Key Financial and Operational Metrics, page 43

4.	As requested in prior comment 7, please revise your disclosure to include a quantified discussion of your renewal rates by region. In this regard, to the extent you are unable to provide an exact percentage renewal rate, we would not take exception if you disclose, for example, that renewal rates were in excess of 90%, exclusive of your recent acquisitions of Atalasoft and Singularity.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on pages 17, 46, and 76 of the prospectus.

Revenue, page 44

5.	We note your response to prior comment 8. Please discuss why the percentage of revenue attributable to direct sales increased from fiscal 2011 to fiscal 2012. For example, to the extent there were any material pricing or volume trends during this period, they should be discussed. In addition, please explain to us why you do not believe that disclosing the average selling price for channel partners and your direct sales force “would be meaningful to investors,” or material to an understanding of your business.

Response:

The Company accepts the Staff’s comment regarding the percentage of revenue attributable to direct sales and has revised the disclosure on page 45 to discuss the business factors that have contributed to the percentage of direct sales increasing from fiscal 2011 to fiscal 2012.

Additionally, the Company advises the Staff that in further reviewing information in connection with this response, the Company has modified its approach as to how it classifies customers between direct and indirect. This modification to the approach has not altered the relative trends, but has led to the percentage of direct sales increasing by two percentage points in each fiscal year. The Company has revised the direct and indirect percentages disclosed on pages 5, 18, 45 and 74 based on this modified approach.

The Company acknowledges the Staff’s comment regarding disclosure of the average selling prices of software licenses and advises the Staff that the Company has expanded its disclosures related to the nature of the customers that are normally targeted by each of the Company’s channel partners and direct sales force. Additionally, as noted earlier in this response, the Company is further expanding the disclosure in the prospectus to provide incremental explanation of the nature of the increase in the total revenue derived from the Company’s direct sales. The Company advises the Staff that it does not track the relative size of average selling prices or any similar measure as part of its recurring assessment of the business. The Company believes that this disclosure of the nature of the customer bases, along with the disclosure of the relative profile of the license revenue for each sales channel, provides an investor with an understanding of the underlying business and selling processes.

6.	In your October 19, 2012 response to comment 31 of our October 1, 2012 letter, you stated that the average selling price for channel partner transactions is materially lower than the average selling price for direct sales transactions, primarily because your channel partners focus on small and midsize enterprises, and your direct sales organization focuses on larger enterprises. You also noted that the average deal size had a correlation to the size of your customers. Please include disclosure consistent with your response.

Response:

The Company acknowledges the Staff’s comment and supplementally advises the Staff that it has revised the disclosure on page 45 and deleted the disclosure on page 73 of the prospectus. As a result of the response to Comment #5, the Company has removed reference to relative average selling prices between channel partners and direct sales.

Results of Operations

Revenue, page 48

7.	You state that organic software licenses revenue decreased 21.1% due, in part, to “sales execution issues.” Please clarify what you mean by this statement.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on page 49 of the prospectus.

Unaudited Condensed Consolidated Financial Statements of Kofax plc

Note 1. Accounting Policies

1.2 Summary of Significant Accounting Policies

Revenue Recognition, page F-8

8.	We will not object if you do not disclose the pricing for maintenance or professional services in the prospectus based upon your response to prior comments 12 and 15. However, please supplementally provide us with the stated percentage of maintenance services for both of your customer groups (i.e., larger sales and those other than larger sales), as applicable, during the periods presented. Additionally, please provide us with the fair value for consulting and training services for each geographic region during the periods presented.

Response:

Maintenance Services

The Company acknowledges the Staff’s comment and supplementally advises the Staff that its contractually stated maintenance rates are generally the same rates charged to the customer for their renewal of annual maintenance services. Maintenance services are often stated as a percentage of the net license price and such rates have been supplementally provided to the Staff on a confidential basis.

Professional Services

The fair value rates for consulting services, have been established using a cost plus reasonable margin approach and have been supplementally provided to the Staff on a confidential basis.

Training Services

Training services represent a minor portion of professional services revenue, comprising 11% and 10% of professional services revenue in fiscal 2012 and fiscal 2011, respectively, or approximately 1% of total revenue in both fiscal years. Fair value for training services is the list price, having considered the margins the Company generates on those services, and there is minimal discounting on training services. The most common training courses last one week and are priced between $3,000 to $4,000 depending on the level or type of product. Given the minimal number of cases where training services are discounted, the list price is the basis for the fair value carve out from the license fee and produces a reasonable margin.

9.	In addition, supplementally provide us with the rates used for maintenance services to carve to fair value as discussed in prior comment 13. If the rates used for fair value are different than the stated rates discussed in prior comment 12, please explain this difference in your next response letter.

Response:

The Company acknowledges the Staff comment and supplementally advises that Staff that the Company has supplementally, confidentially provided the Staff with the requested information relating to this response.

10.	Finally, please also explain in your next response letter how the fair value of maintenance and professional services was determined in comparison to your actual, budgeted, and peer group profit margins discussed in your response to prior comments 13 and 15, respectively.

Response:

Maintenance Services

The Company acknowledges the Staff’s comment and supplementally advises the Staff that, as stated above in response to Comments # 8 and 9, the Company prices its maintenance services within a narrow range. In cases where maintenance is priced below the range discussed in the response to Comment # 8, a carve out is made from the license fee and amortized on the same terms as contracted maintenance such that the revenue generated by maintenance element of the arrangement is at the fair value rate discussed in the responses to Comments # 8 and 9 of this letter. The Company has maintained relatively consistent maintenance pricing, leading to stability and predictability in its maintenance revenue and the related margins earned.

The Company has a lengthy experience in managing the activities and costs associated with its customer support organization. The costs associated with maintenance services are primarily the staff compensation, certain facilities and other overhead expenses.

Based on these consistent and predictable pricing and costs, the Company has reported similarly consistent and predictable maintenance services profit margins. Based on the Company’s historic maintenance services profit margins, and underlying consistency in pricing and costs, it is able to prospectively budget its revenue and costs and management has applied this experience in determining that the stated fair value prices above would generate a reasonable margin on the maintenance services provided and therefore uses this information as the basis to establish fair value.

In connection with its budgeting and forecasting processes, the Company monitors and measures its own information and, for purposes of evaluating fair value compares its performance to peer company profit margins. This evaluation is based on publicly available information, as well as from the Company’s management team’s extensive experience in the software industry. The evaluation of peer company data indicates that the Company’s profit margins (and by extension pricing) are in line with those peer companies and as previously discussed in the response to prior Comment # 13 are an appropriate basis for determining a reasonable margin and for determining fair value.

Professional Services

With respect to its professional services, the Company supplementally advises the Staff that it prices its consulting and training services after assessing both its targeted margins on such services and peer company pricing of similar services in related regional markets. From this assessment, the Company develops and maintains a list price for its consulting and training services.

As discussed in the response to Comment # 8, the Company’s policies require management to review and approve discounts from list price on its consulting services. In relatively infrequent cases where that approved discounted falls below the fair value rates noted above, a carve out from the license fee is made in order to defer the fair value of the consulting services sold in the arrangement.

As noted above and as explained in the Company’s response to prior Comment # 15 an input to the determination of fair value pricing for professional services is the Company’s assessment of its costs. The costs associated with consulting services consist primarily of staff compensation, certain facilities and other overhead expenses, travel expenses, and at times the costs related to subcontractors. These costs are based on the markets in which the staff are located, and are in line with peer companies’ market –based costs.

The fair value pricing used to defer arrangement consideration attributable to undelivered professional services considers the forecasted costs discussed above, plus a reasonable profit margin. The Company developed its expectation of a reasonable profit margin primarily by reference to its peer companies’ reported margins. The Company placed a greater weighting on peer company margins for this input because its own actual profit margins have varied historically, primarily due to the Company having experienced lower consulting utilization rates caused by weak economic conditions and lower than anticipated new customer contract volumes.

Training services are sold at list price except in highly infrequent cases in which a carve-out from the license fee occurs.

Note 4. Income Tax Expense, page F-62

11.	We note from your disclosures on page 56 that the relatively higher non-deductible tax expenses during the six months ended December 31, 2012 compared to the six months ended December 31, 2011 coupled with relatively lower income from operations, disproportionally increased the effective tax rate from 37.9% to 117.8%. Please tell us the amount and nature of the non-deductible tax expenses for each interim period. In addition, please explain your statement on page F-62 that these non-deductible expenses are excluded from adjusted profit as used for the adjusted EPS calculations and how this is supported by your disclosures in Note 5.

Response:

The Company acknowledges the Staff’s comment and supplementally advises the Staff that the Company incurred non-deductible tax expenses with respect to acquisition-related costs and costs incurred in connection with the Company’s initial public offering (IPO) in the United States in both the six months ended December 31, 2012 and December 31, 2011. Such costs were as follows:

	Six months ended December 31, 2012	Six months ended December 31, 2011
	(in millions)
Acquisition-related costs	$2.9	$1.0
Initial public offering costs	$1.7	$0.9

The Company further supplementally advises the Staff that the sentence on page F-62 has been deleted from the prospectus.

Note 7. Profit on Operating Activities Before Taxation, page F-27

12.	We note the table you added to page F-27 in response to prior comment 11. We further note that “other” expenses are 25% and 27% of total operating costs and expenses for fiscal 2012 and 2011, respectively. Please supplementally provide us with a breakdown of the “other” expenses for each period presented. To the extent that any individual item included in this “other” category is significant, tell us your consideration to separately disclose such amounts in your table.

Response:

The Company acknowledges the Staff comment and advises the Staff that it has supplementally provided a schedule of this information below to the Staff. The Company further advises the Staff that the expanded breakdown of the “other” expenses that has been provided has not been audited by the Company’s independent registered accounting firm, and that expansion of that footnote would require incremental audit procedures to be performed, and accordingly for the audit report date to be updated.

As discussed in the Company’s response to Comment #3, the Company further advises the Staff that it does not anticipate the Registration Statement becoming effective before the inclusion of the Company’s fiscal 2013 results. In connection with the audit of its fiscal 2013 accounts, the Company will review the details of its operating expenses for fiscal 2013 and for any other comparable fiscal year that will be included in its audited financial statements included in the prospectus at the time at which the Registration Statement is declared effective. In connection with that assessment, the Company will expand the disclosure of that footnote such that all expenses in excess of 5% of total operating costs and expenses will be disclosed. The Company supplementally provides the breakdown below of “other” expenses for the six months ended December 31, 2012 and fiscal 2012 and note that fiscal 2012 and 2013 will be presented in a subsequent amendment to Form F-1.

	Six months ended December 31, 2012	Year ended June 30, 2012
	(in thousands)
Third party royalties and commissions	$5,833	$13,406
Travel and entertainment	5,458	12,388
Consultants, contractors, and advisors	5,486	11,850
Direct marketing costs	5,451	9,941
Other administrative costs	5,681	6,752
Utilities, maintenance, and repairs	2,987	5,585

Total other operating expenses	$30,896	$59,922

*     *     *     *     *

If you have any questions, please feel free to contact the undersigned at 212.698.3616. Thank you for your cooperation and prompt attention to this matter.

Sincerely,

David S. Rosenthal

cc:	Reynolds C. Bish, Chief Executive Officer, Kofax Limited

James Arnold, Jr., Chief Financial Officer, Kofax Limited

Bradford Weller, Executive Vice President of Legal Affairs, General Counsel and Company

                                     Secretary, Kofax Limited

Sean Geraghty, Esq., Dechert LLP

Carol Clarke, Esq., Conyers Dill & Pearman Limited

Thomas S. Levato, Esq., Goodwin Procter LLP

David Hales, Ernst & Young LLP (United Kingdom)